Income Tax - Year of Expiration and Amount of Available Unused Net Operating Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 16,762	$ 13,756
2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses		891
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	784	802
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,020	4,601
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	5,121	5,220
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,105	1,399
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	4,760
No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 972	$ 843